Organization and Nature of Operations (Details)		12 Months Ended
	Jan. 31, 2024	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)
Organization and Nature of Operations (Details) [Line Items]
Net loss		¥ (254,352,054)	$ (35,911,736)	¥ 31,118,886	¥ (174,944,484)
Net cash used in operating activities		(133,473,937)	$ (18,845,065)	(274,940,789)	¥ 71,732,868
Working capital deficit		117,000,000
Accumulated deficit		¥ (452,031,693)		¥ (199,207,921)		$ (63,821,945)
Financial statements term		1 year	1 year
Minimum [Member] | Subsequent Event [Member]
Organization and Nature of Operations (Details) [Line Items]
Reverse stock split	$0.0001
Maximum [Member] | Subsequent Event [Member]
Organization and Nature of Operations (Details) [Line Items]
Reverse stock split	$0.0002
Nano Labs Ltd [Member]
Organization and Nature of Operations (Details) [Line Items]
Net loss		¥ (254,000,000)
Net cash used in operating activities		(133,000,000)
Accumulated deficit		¥ (452,000,000)